UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter ended:  March 31, 2007"

Check here if Amendment  [  ];	Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	"Ramajal, LLC"
Address: 800 West Sixth Street
	 Suite 728
	"Los Angeles, CA  90017"

13F File Number:	028-13629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	John F. Hotchkis
Title:	Chairman
Phone:	213-488-0100
"Signature, Place, and Date of Signing:"
"John F. Hotchkis, Los Angeles, California, December 9, 2009"



Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		44

Form 13F Information Table Value total:		$104,984,000 (x1000)

List of Other Included Managers:

                                                                  FORM 13F INFO RMATIO N TABLE
                                                         VALUE    SHARES/  SH/  PUT/   INVSTMT  OTHER     VOT      ING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000) PRN AMT  PRN  CALL   DSCRETN  MANAGERS  SOLE     SHARED   NONE
------------------------------ ---------------- ----------------- -------- ---  ----   -------  ------------------ -------- --------
ABBOTT LABS                    COM              002824100   335000     6000 SH         SOLE        	       6000             6000
ALCOA INC                      COM              013817101  2204000    65000 SH         SOLE                   65000            65000
ALTRIA GROUP INC               COM              02209S103  5373000    61190 SH         SOLE                   61190            61190
AT&T INC                       COM              00206R102  3042000    77146 SH         SOLE                   77146            77146
BANK OF AMERICA                COM              060505104  5137000   100694 SH         SOLE                  100694           100694
BP PLC                         Spon ADR         055622104  3070000    47416 SH         SOLE                   47416            47416
CHEVRON CORP                   COM              166764100  1168000    15796 SH         SOLE                   15796            15796
CONOCO PHILLIPS                COM              20825C104  3052000    44656 SH         SOLE                   44656            44656
COSTCO WHSLE                   COM              22160K105  2598000    48250 SH         SOLE                   48250            48250
DOW CHEMICAL                   COM              260543103   229000     5000 SH         SOLE                    5000             5000
DUPONT                         COM              263534109   656000    13276 SH         SOLE                   13276            13276
EXXON MOBIL                    COM              30231G102  5543000    73460 SH         SOLE                   73460            73460
FORTUNE BRANDS INC             COM              349631101  2097000    26600 SH         SOLE                   26600            26600
GENERAL ELECTRIC               COM              369604103  4224000   119450 SH         SOLE                  119450           119450
HARSCO CORP                    COM              415864107   754000    16800 SH         SOLE                   16800            16800
HOME DEPOT                     COM              437076102  4582000   124720 SH         SOLE                  124720           124720
HSBC HOLDINGS                  SPON ADR - NEW   404280406  4094000    46618 SH         SOLE                   46618            46618
IBM                            COM              459200101   297000     3148 SH         SOLE                    3148             3148
IMS HEALTH INC                 COM              449934108  1068000    36000 SH         SOLE                   36000            36000
JOHNSON & JOHNSON              COM              478160104  3606000    59840 SH         SOLE                   59840            59840
JP MORGAN CHASE                COM              46625H100  3505000    72450 SH         SOLE                   72450            72450
LOCKHEED MARTIN CORP           COM              539830109  3405000    35100 SH         SOLE                   35100            35100
LYONDELL CHEMICAL              COM              552078107  4774000   159300 SH         SOLE                  159300           159300
MARATHON OIL                   COM              565849106  4317000    43680 SH         SOLE                   43680            43680
MERRILL LYNCH & CO             COM              590188108  1682000    20600 SH         SOLE                   20600            20600
METLIFE INC                    COM              59156R108  5003000    79230 SH         SOLE                   79230            79230
MOLEX INC                      COM              608554101   495000    17550 SH         SOLE                   17550            17550
MOLEX INC CI A NONVOTING       CLA              608554200   441000    17720 SH         SOLE                   17720            17720
NORTHROP GRUMMAN               COM              666807102  4861000    65500 SH         SOLE                   65500            65500
PFIZER INC                     COM              717081103  3039000   120300 SH         SOLE                  120300           120300
PROCTER & GAMBLE               COM              742718109  4225000    66900 SH         SOLE                   66900            66900
ROYAL DUTCH SHELL              SPON ADR A       780259206  1897000    28615 SH         SOLE                   28615            28615
CHARLES SCHWAB CORP            COM              808513105   269000    14700 SH         SOLE                   14700            14700
SIGMA-ALDRICH                  COM              826552101  1556000    37480 SH         SOLE                   37480            37480
SYSCO CORP                     COM              871829107   248000     7340 SH         SOLE                    7340             7340
TESORO CORP                    COM              881609101  1004000    10000 SH         SOLE                   10000            10000
TIME WARNER INC                COM              887317105   217000    11000 SH         SOLE                   11000            11000
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307   256000     2000 SH         SOLE                    2000             2000
VERIZON COMMUNICATIONS         COM              92343V104   456000    12024 SH         SOLE                   12024            12024
WALT DISNEY CO                 COM DISNEY       254687106   446000    12940 SH         SOLE                   12940            12940
WASHINGTON MUTUAL              COM              939322103  2872000    72125 SH         SOLE                   72125            72125
WELLS FARGO                    COM              949746101  3946000   114600 SH         SOLE                  114600           114600
WEYERHAEUSER                   COM              962166104  2713000    36300 SH         SOLE                   36300            36300
WPP GROUP                      SPON ADR 0905    929309409   228000     3000 SH         SOLE                    3000             3000